Note 11 - Loans Payable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
11.	LOANS PAYABLE

	December 31, 20 17	December 31, 201 6
Loans payable, interest bearing at 8% per annum with monthly interest payments, due on April 30, 2017(i)	-	$150,000
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (ii)	$300,000	-
	$300,000	$150,000

(i)	The Company received an unsecured bridge loan in December 2016. Included in loans payable are loans amounting to $50,000 ( 2015 – $480,000 ) to related parties as disclosed in Note 25.

(ii)	The Company received an unsecured loan in December 2017. Included in loans payable are loans amounting to $150,000 ( 2016 – $50,000 ) to related parties as disclosed in Note 25.